Income Taxes - Schedule of Current and Deferred Portions of the Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Current and Deferred Portions of the Income Tax Expenses [Abstract]
Current taxes	$ 64,427	$ 15,856
Deferred taxes	(21,193)	(2,497)	(524)
Income tax expenses (benefits)	$ 43,234	$ 13,359	$ (524)